Right-of-use assets - Narrative (Details)	12 Months Ended
Jun. 30, 2024
Site | Prince George, British Columbia, Canada
Right-of-use assets [abstract]
Lease term	30 years
Corporate Office | Sydney, Australia
Right-of-use assets [abstract]
Lease term	3 years
Corporate Office | Vancouver, British Columbia, Canada
Right-of-use assets [abstract]
Lease term	5 years